Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of pre-tax loss	The components of pre-tax loss are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
U.S.	$(1,721)	$(3,313)	$(1,541)
Non-U.S.	(568)	(1,316)	(2,273)
Total pre-tax loss	$(2,289)	$(4,629)	$(3,814)

Components of income tax provision (benefit)
The components of income tax benefit (provision) are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Current tax benefit (provision):
Federal	$—	$—	$—
State and local	—	—	—
Non-U.S.	(9)	(3)	(21)
Total current tax provision	(9)	(3)	(21)
Deferred tax benefit (provision):
Federal	2	—	—
State and local	1	—	—
Non-U.S.	—	—	1
Total deferred tax benefit (provision)	3	—	1
Income tax benefit (provision)	$(6)	$(3)	$(20)

Reconciliation of effective tax rate
The reconciliation of the U.S. Federal statutory rate to the Company's effective tax rate is as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Income tax benefit (provision) at the U.S. Federal tax rate	$481	$972	$801
State income taxes, inclusive of valuation allowance	1	—	—
Withholding tax	(3)	(2)	(8)
Foreign rate differential	34	47	39
Stock-based compensation	(3)	(6)	(31)
Non-deductible compensation	—	(90)	—
Non-deductible expenses	(2)	(30)	(15)
Non-deductible financial instrument expense	(52)	(118)	137
Goodwill Impairment	—	—	(1)
Rate Change	(3)	528	143
ChinaCo Deconsolidation	—	—	(287)
Finite-Lived Intangible	—	283	—
Other, net	(117)	19	(55)
Valuation allowance	(342)	(1,606)	(743)
Income tax benefit (provision)	$(6)	$(3)	$(20)

Components of deferred tax assets and liabilities	The components of deferred tax assets and liabilities are as follows:

	December 31,
(Amounts in millions)	2022	2021
Deferred tax assets:
Investment in partnership	$791	$586
Deferred rent	155	197
Property and Equipment	183	160
Accrued expenses	7	8
Stock-based compensation	10	9
Deferred financing obligation	4	2
Unrealized (gain) loss on foreign exchange	6	10
Net operating loss	3,424	3,055
Capital Loss	42	26
Finite-lived intangibles	1,502	1,783
Interest	25	21
Lease Liability	2,198	2,490
Other	16	16
Total deferred tax assets	8,363	8,363
Valuation allowance	(6,044)	(5,776)
Total net deferred tax assets	2,319	2,587
Deferred tax liabilities:
Deferred Rent	(3)	(1)
Accrued Expenses	(2)	(6)
Unrealized (Gain)/Loss on foreign exchange	(1)	(1)
Property and equipment	(11)	(50)
Right-of-Use Asset	(2,175)	(2,477)
Other	(125)	(51)
Total deferred tax liabilities	(2,317)	(2,586)
Net deferred tax asset(1)	$2	$1

(1)As of December 31, 2022 and 2021, $2 million and $1 million net deferred tax asset is included as a component of other assets on the accompanying Consolidated Balance Sheets, respectively.